Segmental analysis - Segmental revenue and profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segmental revenue and profit
Revenue	€ 46,571	€ 47,631	€ 49,810
Adjusted EBITDA	14,737	14,149	14,155
Revenue from sale of goods	4,718	4,029	4,472
Regional revenue
Segmental revenue and profit
Revenue	46,758	47,713	49,920
Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(160)	(177)	(158)
Segment revenue
Segmental revenue and profit
Revenue	46,918	47,890	50,078
Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(187)	(82)	(110)
Europe
Segmental revenue and profit
Revenue	33,848	34,516	36,437
Adjusted EBITDA	11,036	10,283	10,485
Europe | Regional revenue
Segmental revenue and profit
Revenue	33,888	34,550	36,462
Europe | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(160)	(177)	(158)
Europe | Segment revenue
Segmental revenue and profit
Revenue	34,048	34,727	36,620
Europe | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(40)	(34)	(25)
Germany
Segmental revenue and profit
Revenue	10,800	10,547	10,581
Adjusted EBITDA	4,010	3,617	3,462
Germany | Regional revenue
Segmental revenue and profit
Revenue	10,818	10,568	10,590
Germany | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(29)	(32)	(36)
Germany | Segment revenue
Segmental revenue and profit
Revenue	10,847	10,600	10,626
Germany | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(18)	(21)	(9)
Italy
Segmental revenue and profit
Revenue	6,171	6,070	5,985
Adjusted EBITDA	2,329	2,229	2,015
Italy | Regional revenue
Segmental revenue and profit
Revenue	6,174	6,071	5,986
Italy | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(30)	(30)	(22)
Italy | Segment revenue
Segmental revenue and profit
Revenue	6,204	6,101	6,008
Italy | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(3)	(1)	(1)
UK
Segmental revenue and profit
Revenue	7,050	6,896	8,401
Adjusted EBITDA	1,762	1,212	1,756
UK | Regional revenue
Segmental revenue and profit
Revenue	7,057	6,902	8,410
UK | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(21)	(23)	(18)
UK | Segment revenue
Segmental revenue and profit
Revenue	7,078	6,925	8,428
UK | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(7)	(6)	(9)
Spain
Segmental revenue and profit
Revenue	4,941	4,935	4,930
Adjusted EBITDA	1,420	1,360	1,250
Spain | Regional revenue
Segmental revenue and profit
Revenue	4,943	4,936	4,932
Spain | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(35)	(37)	(27)
Spain | Segment revenue
Segmental revenue and profit
Revenue	4,978	4,973	4,959
Spain | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(2)	(1)	(2)
Other Europe
Segmental revenue and profit
Revenue	4,886	6,068	6,540
Adjusted EBITDA	1,515	1,865	2,002
Other Europe | Regional revenue
Segmental revenue and profit
Revenue	4,896	6,073	6,544
Other Europe | Intra-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(45)	(55)	(55)
Other Europe | Segment revenue
Segmental revenue and profit
Revenue	4,941	6,128	6,599
Other Europe | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(10)	(5)	(4)
AMAP
Segmental revenue and profit
Revenue	11,430	11,759	11,871
Adjusted EBITDA	3,757	3,854	3,706
AMAP | Regional revenue
Segmental revenue and profit
Revenue	11,462	11,773	11,891
AMAP | Segment revenue
Segmental revenue and profit
Revenue	11,462	11,773	11,891
AMAP | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(32)	(14)	(20)
Vodacom
Segmental revenue and profit
Revenue	5,685	5,294	5,325
Adjusted EBITDA	2,203	2,063	2,028
Vodacom | Regional revenue
Segmental revenue and profit
Revenue	5,692	5,294	5,325
Vodacom | Segment revenue
Segmental revenue and profit
Revenue	5,692	5,294	5,325
Vodacom | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(7)
Other AMAP
Segmental revenue and profit
Revenue	5,745	6,465	6,546
Adjusted EBITDA	1,554	1,791	1,678
Other AMAP | Regional revenue
Segmental revenue and profit
Revenue	5,770	6,479	6,566
Other AMAP | Segment revenue
Segmental revenue and profit
Revenue	5,770	6,479	6,566
Other AMAP | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	(25)	(14)	(20)
Common Functions
Segmental revenue and profit
Revenue	1,293	1,356	1,502
Adjusted EBITDA	(56)	12	(36)
Common Functions | Regional revenue
Segmental revenue and profit
Revenue	1,408	1,390	1,567
Common Functions | Segment revenue
Segmental revenue and profit
Revenue	1,408	1,390	1,567
Common Functions | Inter-region revenue
Segmental revenue and profit
Inter/Intra regional revenue	€ (115)	€ (34)	€ (65)